Unredeemed Capital Expenditure (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Tax losses available for deduction against future income	$ 551,900,000	$ 551,700,000
Gold Fields La Cima
Tax Credit Carryforward [Line Items]
Tax losses available for deduction against future income	$ 0	$ 0